UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: April 30

Date of reporting period: May 1, 2015 – July 31, 2015

Item 1.  Schedule of Investments.

MONONGAHELA ALL CAP VALUE FUND SCHEDULE OF INVESTMENTS (Unaudited) JULY 31, 2015

Shares	Security Description	Value

Common Stock - 89.2%
Communications - 2.0%
2,000	Verizon Communications, Inc.	$93,580
Consumer Discretionary - 10.1%
3,500	Coach, Inc.	109,200
4,000	El Pollo Loco Holdings, Inc. (a)	75,160
2,000	Lands' End, Inc. (a)	47,160
1,200	Murphy USA, Inc. (a)	65,712
1,000	Ralph Lauren Corp.	125,890
4,297	Value Line, Inc.	56,419
		479,541
Consumer Staples - 13.2%
3,000	Alico, Inc.	134,460
1,700	Campbell Soup Co.	83,827
2,500	ConAgra Foods, Inc.	110,150
700	Dr. Pepper Snapple Group, Inc.	56,154
2,500	Unilever PLC, ADR	113,325
3,500	Whole Foods Market, Inc.	127,400
		625,316
Energy - 4.1%
1,500	Chevron Corp.	132,720
1,700	ONEOK, Inc.	64,243
		196,963
Financials - 9.2%
15,000	Aegon NV, ADR	115,500
2,000	American Express Co.	152,120
3,500	Federated Investors, Inc., Class B	117,985
3,000	Old Republic International Corp.	50,190
		435,795
Health Care - 12.6%
4,500	Baxalta, Inc. (a)	147,735
2,000	Baxter International, Inc.	80,160
2,500	Halyard Health, Inc. (a)	101,850
500	Johnson & Johnson	50,105
3,200	Osiris Therapeutics, Inc. (a)	68,256
2,000	Select Medical Holdings Corp.	28,860
900	Teleflex, Inc.	120,591
		597,557
Industrials - 13.8%
1,500	CH Robinson Worldwide, Inc.	105,225
5,000	Douglas Dynamics, Inc.	102,600
2,500	Emerson Electric Co.	129,375
3,000	General Electric Co.	78,300
2,700	MSA Safety, Inc.	139,455
1,000	United Technologies Corp.	100,310
		655,265
Materials - 7.8%
1,500	Airgas, Inc.	153,030
5,000	Allegheny Technologies, Inc.	106,600
2,000	Ampco-Pittsburgh Corp.	26,620
2,000	The Mosaic Co.	85,880
		372,130
Technology - 15.3%
500	ANSYS, Inc. (a)	47,075
2,500	Badger Meter, Inc.	147,050
11,000	II-VI, Inc. (a)	187,000
3,000	NetScout Systems, Inc. (a)	119,640
3,000	SanDisk Corp.	180,870
16,000	Schmitt Industries, Inc. (a)	46,000
		727,635

Shares	Security Description	Value
Utilities - 1.1%
1,000	National Fuel Gas Co.	$54,070

Total Common Stock (Cost $4,114,019)	4,237,852

Money Market Fund - 11.1%
527,289	Dreyfus Treasury Prime Cash Management, 0.00% (b) (Cost $527,289)	527,289
Total Investments – 100.3% (Cost $4,641,308)	$4,765,141

Other Assets & Liabilities, Net – (0.3)%	(14,897)
Net Assets – 100.0%	$4,750,244
ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of July 31, 2015.
*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$307,511
Gross Unrealized Depreciation	(183,678)
Net Unrealized Appreciation	$123,833

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2015.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$4,237,852
Level 2 - Other Significant Observable Inputs	527,289
Level 3 - Significant Unobservable Inputs	-
Total	$4,765,141

The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended July 31, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	August 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	August 20, 2015

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	August 20, 2015